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                             Janus Investment Fund

                          JANUS GROWTH AND INCOME FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

Effective January 1, 2004, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Minyoung Sohn, Assistant Portfolio Manager of Janus Growth and Income Fund, has been appointed Executive Vice President and Portfolio Manager of the Fund. He will no longer serve as Assistant Portfolio Manager of Janus Mercury Fund. Information regarding Mr. Sohn's investment background appears in the Prospectus. David Corkins will no longer serve as Executive Vice President or Portfolio Manager of Janus Growth and Income Fund. Mr. Corkins will continue his responsibilities as Executive Vice President and Portfolio Manager of Janus Mercury Fund.
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                             Janus Investment Fund

                               JANUS OLYMPUS FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

The following supplements the information in the "Investment Objectives, Principal Investment Strategies and Risks" section of the Prospectus:

Janus Olympus Fund is now classified as a diversified fund under the Investment Company Act of 1940.
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                               Janus Income Funds

                             JANUS HIGH-YIELD FUND
                           JANUS FLEXIBLE INCOME FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

Effective December 5, 2003, the following supplements the information in the "Portfolio Managers" section of the Prospectus:

Gibson Smith has been appointed Executive Vice President and Portfolio Manager of Janus High-Yield Fund. Mr. Smith is also Executive Vice President and Portfolio Manager of Janus Short-Term Bond Fund. Mr. Smith will no longer serve as Assistant Portfolio Manager of Janus Flexible Income Fund. Information regarding Mr. Smith's investment background appears in the Prospectus. Michael Buchanan will no longer serve as Portfolio Manager of Janus High-Yield Fund.
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                             Janus Investment Fund

                               JANUS OLYMPUS FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
           TO CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

The following replaces the information in the "Classification" section of the Statement of Additional Information:

Each Fund is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Orion Fund, Janus Global Technology Fund, Janus Global Opportunities Fund and Janus Special Equity Fund are classified as nondiversified. The nondiversified Funds will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended and the regulations thereunder (the 'Code'). Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Global Life Sciences Fund, Janus Worldwide Fund, Janus Balanced Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Risk-Managed Stock Fund, Janus Flexible Income Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund and Janus Federal Tax Exempt Fund are diversified funds.

The following replaces paragraph (1) in the "Investment Policies and Restrictions Applicable to All Portfolios" section of the Statement of Additional Information:

(1) With respect to 75% of its total assets, Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Global Life Sciences Fund, Janus Worldwide Fund, Janus Balanced Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Risk-Managed Stock Fund, Janus Flexible Income Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund and Janus Federal Tax Exempt Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.